Other long-term debt (Schedule of Other Long Term Debt) (Details) (USD $)	6 Months Ended
	Jun. 30, 2014		Dec. 31, 2013		May 27, 2014	Jun. 24, 2014
Debt Instrument [Line Items]
Accrued interest	$ 803,434		$ 859,581
Total	780,156,039		611,655,363
Less: current portion	(124,198,562)		(74,712,528)
Total other long-term debt	655,957,477		536,942,835
Land use right securing long-term debt	434,543,100		104,267,550
Henan Xinyuan [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Shanghai Junxin Real Estate Company [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group	51.00%	[1]
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Debt Instrument [Line Items]
Percentage of Equity Directly Attributable to the Group	95.00%	[2]
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	779,352,605		610,795,782
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	200,000,000		200,000,000
Maturity date	May 03, 2018
Stated rate	13.25%
June 2019 Senior Secured Notes due on June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	200,000,000		200,000,000
Maturity date	Jun. 06, 2019
Stated rate	13.00%
Convertible Note due on September 19, 2018 at 5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	75,761,009		75,761,009
Maturity date	Sep. 19, 2018
Stated rate	5.00%
Shandong Xinyuan Collateralized Debt Due on November 28, 2015 at 12.3% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	37,433,540	[3]	41,332,480	[3]
Maturity date	Nov. 28, 2015
Stated rate	12.30%
Henan Wanzhuo Collateralized Debt Due on November 28, 2015 at 12.41% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	38,357,372	[3]	42,382,195	[3]
Maturity date	Nov. 28, 2015
Stated rate	12.41%
Collateralized Loan Due on December 17, 2014 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	47,133,013	[4]	47,565,156	[4]
Maturity date	Dec. 17, 2014
Stated rate	11.00%
Land use right securing other long-term bank loan	83,212,061		90,241,405
Collateralized Loan Due on April 3, 2016 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	40,583,149	[5]	0
Maturity date	Apr. 03, 2016
Stated rate	11.00%
Land use right securing long-term debt	1,349,730
Real estate property under development securing long term debt	18,926,963
Non-controlling Shareholder's Loan Due on June 25, 2016 at 11.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	26,500,130	[6]	0
Maturity date	Jun. 25, 2016
Stated rate	11.50%				11.50%
Land use right securing other long-term bank loan	153,081,037
Non-controlling Shareholder's Loan Due on June 30, 2016 at 11.24% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	111,331,427	[7]	0
Maturity date	Jun. 30, 2016
Stated rate	11.24%					11.24%
Land use right securing other long-term bank loan	148,246,445
Others [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	$ 2,252,965		$ 3,754,942

[1]	Acquired on April 11, 2014
[2]	Jinan Wanzhuo was a wholly owned subsidiary under the voting interest model as of December 31, 2013. It became a VIE on June 24, 2014
[3]	Pursuant to the agreements with Cinda Asset Management Corporation, this other long-term debt is secured by the Group's 100% equity interest in Henan Xinyuan. Per the agreements, from February 28, 2014 to November 28, 2015, Shandong Xinyuan and Henan Wanzhuo, respectively, need to make quarterly payments to repay the outstanding principal amount and related interest expense.
[4]	Pursuant to the contract with China Foreign Economy and Trade Trust Co., Ltd., this other long-term debt amounting to US$47,133,013 (December 31, 2013: US$47,565,156), is secured by the Group's land use rights with net book value of US$83,212,061 (December 31, 2013: US$90,241,405).
[5]	Pursuant to the contract with ICBC Credit Suisse Investment Management Co., Ltd., this other long-term debt amounting to US$40,583,149 is secured by the Group's land use rights and real estate under development with net book values of US$1,349,730 and US$18,926,963, respectively.
[6]	Pursuant to the agreements with CITIC Trust Co., Ltd. entered into on May 27, 2014, which is the non-controlling shareholder of Shanghai Junxin, this other long-term debt is secured by the Group's 51% equity interest in Shanghai Junxin and the Group's land use rights with net book value of US$153,081,037.
[7]	Pursuant to the agreements with Shenzhen Pingan Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which is the non-controlling shareholder of Jinan Wanzhuo, this other long-term debt is secured by the Group's 95% equity interest in Jinan Wanzhuo and the Group's land use rights with net book value of US$148,246,445.